Consolidated Balance Sheets (FY) $ in Thousands	Dec. 31, 2018 USD ($)
Current
Cash and cash equivalents	$ 3,115
Accounts receivable	533
Inventory	464
Prepaid expenses	235
Total current assets	4,347
Loan fees, net	9
Oil and gas properties, net (full cost accounting method)	4,804
Other property and equipment, net	190
Accounts receivable - noncurrent	130
Other noncurrent assets	4
Total assets	9,484
Current liabilities
Accounts payable - trade	132
Accrued liabilities	282
Current maturities of long-term debt	51
Asset retirement obligation - current	83
Total current liabilities	548
Long term debt, less current maturities	73
Asset retirement obligation - non current	2,096
Total liabilities	2,717
Commitments and contingencies (Note 9)
Preferred stock, 25,000,000 shares authorized:
Series A Preferred stock, $0.0001 par value, 10,000 shares designated; 0 shares issued and outstanding
Common stock, $.001 par value, authorized 100,000,000 Shares, 10,658,775 and 10,639,290 shares issued and outstanding	11
Additional paid in capital	58,276
Accumulated deficit	(51,520)
Total stockholders' equity	6,767
Total liabilities and stockholders' equity	$ 9,484